S000033328 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	123 Months Ended	132 Months Ended	150 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.38%	6.77%	1.28%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
Class Inst3
Prospectus [Line Items]
Average Annual Return, Percent	7.31%	9.29%	2.40%
Performance Inception Date				Oct. 01, 2014
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.72%	7.55%	1.34%
Performance Inception Date						Jun. 18, 2012
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.69%)	(0.76%)	(3.30%)
Performance Inception Date						Jun. 18, 2012
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.42%	2.38%	(0.91%)
Performance Inception Date						Jun. 18, 2012
Class Inst
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	9.10%	2.21%
Performance Inception Date						Jun. 18, 2012
Class Inst2
Prospectus [Line Items]
Average Annual Return, Percent	7.18%	9.18%	2.30%
Performance Inception Date					Jan. 08, 2014